Organization	12 Months Ended
Dec. 31, 2025
Organization
Organization

1. Organization

Description of Business

ASP Isotopes Inc. was incorporated in the state of Delaware on September 13, 2021 and has its headquarters in Dallas, Texas. ASP Isotopes Inc., its subsidiaries and ASP Rentals are collectively referred to as “the Company” throughout these consolidated financial statements.

The Company is an advanced materials company dedicated to the development of a differentiated isotope enrichment platform to strengthen global supply chain access to critical materials used in nuclear medicine, next-generation semiconductors, and nuclear energy. Our proprietary enrichment technologies, the Aerodynamic Separation Process (“ASP technology”) and Quantum Enrichment technology (“QE technology”), are designed to enable the production of isotopes for a range of industrial and advanced technology applications. Our initial focus is on the production and commercialization of enriched Carbon-14 (“C-14”), Silicon-28 (“Si-28”) and Ytterbium-176 (“Yb-176”).

The Company commenced commercial production of enriched isotopes at both of its ASP enrichment facilities located in Pretoria, South Africa during the first half of 2025. The Company's first ASP enrichment facility is designed to enrich light isotopes, such as C-14 and C-12. The second ASP enrichment facility, which is substantially larger than the first, should have the potential to enrich kilogram quantities of relatively heavier isotopes, including but not limited to Si-28. The Company is targeting initial commercial shipments of enriched C-14 in mid-2026. The Company is targeting initial commercial shipments of enriched Si-28 during the second quarter of 2026. The Company has also completed the commissioning phase and is producing commercial samples of highly enriched Yb-176 at its third enrichment facility, a QE technology facility, which is the Company's first laser-based enrichment plant. The Company is targeting initial commercial shipments of Yb-176 in mid-2026 or the third quarter of 2026.

In addition, the Company has started planning additional isotope enrichment plants both in South Africa and in other jurisdictions, including Iceland and the United States. The Company believes the C-14 it may produce using the ASP technology could be used in the development of new pharmaceuticals and agrochemicals. The Company believes the Si-28 we may produce using the ASP technology may be used to create advanced semiconductors and in quantum computing. The Company believes the Yb-176 it may produce using the QE technology may be used to create radiotherapeutics that treat various forms of oncology. The Company is considering the future development of the ASP technology for the separation of Zinc-68 and Xenon-129/136 for potential use in the healthcare end market, Germanium 70/72/74 for potential use in the semiconductor end market, and Chlorine -37 for potential use in the nuclear energy end market. The Company is also considering the future development of QE technology for the separation of Nickel-64, Gadolinium-160, Ytterbium-171, Lithium-6 and Lithium-7.

Quantum Leap Energy LLC (“QLE”), the Company's subsidiary, is currently pursuing an initiative to apply its enrichment technologies to the enrichment of Uranium-235 (“U-235”) in South Africa. The Company believes that the U-235 QLE it may produce has the potential to be commercialized as a nuclear fuel component for use in the new generation of high-assay low-enriched uranium (“HALEU”)-fueled small modular reactors that are now under development for commercial and government uses. In furtherance of the Company's uranium enrichment initiative, in October 2024, the Company entered into a term sheet with TerraPower, LLC (“TerraPower”) which contemplates the parties entering into definitive agreements pursuant to which TerraPower would provide funding for the construction of a HALEU production facility and agree to purchase all HALEU produced at the facility over a 10-year period after the planned completion of the facility in 2027. In addition, in November 2024, the Company entered into a memorandum of understanding with The South African Nuclear Energy Corporation (“Necsa”), a South African state-owned company responsible for undertaking and promoting research and development in the field of nuclear energy and radiation sciences, to collaborate on the research, development and ultimately the commercial production of advanced nuclear fuels. As part of the collaboration contemplated by the MOU with Necsa, QLE’s South African subsidiary has entered into a Pre-Implementation Services Contract Agreement (“Services Contract”) with Necsa, pursuant to which Necsa has agreed to provide to QLE’s South African subsidiary certain facilities, infrastructure, utilities and services related to the siting, design, construction, commission and operation of an enrichment facility on the Necsa site in Pelindaba. See the section captioned “TerraPower” below for disclosures regarding certain definitive agreements entered into between TerraPower and us and/or the Company's subsidiaries, including a term loan subject to conditions to support construction of a new uranium enrichment facility at Pelindaba, South Africa and supply agreements for the future supply of HALEU to TerraPower, as a customer.

QLE acquired a controlling interest in Skyline in August 2025. Skyline is a holding company, and its operations are conducted through its wholly owned operating subsidiaries, Kin Chiu Engineering Limited and Kin Chiu Development Company Limited. Operations primarily consist of construction activities which include public civil engineering works, such as road and drainage works, in Hong Kong. Skyline mostly undertakes civil engineering works in the role as a subcontractor but is fully qualified to undertake such works in the capacity of a main contractor.

On March 29, 2026, QLE entered into a securities exchange agreement with an investor (the "QLE Exchange Agreement"). Per the QLE Exchange Agreement, the investor assigned and transferred 1,995,000 Class A Ordinary Shares of Skyline held by the investor to QLE in exchange for an equal number of Skyline's Class B Ordinary Shares held by the investor to QLE in exchange for an equal number of Skyline's Class B Ordinary Shares held by QLE.

The Company has determined that the investment in Skyline, after the QLE Exchange Agreement, represents an equity method investment as QLE is able to exercise significant influence as a result of QLE’s representation on Skyline’s board. The Company has elected the fair value option in accounting for this investment.

The Company acquired Renergen in January 2026. Renergen is South Africa’s leading onshore natural gas explorer and the first integrated producer of both liquid helium and liquified natural gas (“LNG”), both of which are produced from the natural gas reserve base that underpins Renergen’s natural gas development project (the “Virginia Gas Project”). The Virginia Gas Project includes (i) the liquefaction of natural gas into LNG, (ii) the separation of helium from natural gas, and (iii) the further liquefaction of helium into 99.999% pure liquid helium. This liquefaction and separation takes place at Renergen’s natural gas processing plant in the Free State Province of South Africa. Renergen’s principal asset is its 94.5% equity ownership in Tetra4, which holds an onshore petroleum production right and is the entity developing the Virginia Gas Project.

Liquidity

The Company has experienced net losses and negative cash flows from operating activities since its inception. The Company incurred net losses of $159.8 million and $32.4 million for the years ended December 31, 2025 and 2024, respectively. On June 3, 2025, the Company sold 7,518,797 shares of its common stock in a registered direct offering at the offering price of $6.65 per share, for net proceeds of approximately $46.8 million, after deducting underwriting discounts and commissions and estimated offering expenses. On July 25, 2025, the Company raised an additional $56.3 million in net proceeds from issuing 7,500,000 shares of its common stock at a price of $8.00 per share. On October 16, 2025, the Company issued 17,167,380 shares of its common stock in a registered offering at the offering price of $12.25 per share, for net proceeds of approximately $199.3 million, after deducting underwriting discounts and commissions and estimated offering expenses. The Company currently expects that its cash and cash equivalents of $279.6 million and short-term investments of $47.7 million as of December 31, 2025 will be sufficient to fund its operating expenses and capital requirements for more than 12 months from the date the financial statements are issued.

There can be no assurance that the Company will achieve or sustain positive cash flows from operations or profitability. The Company anticipates it will need to continue to raise capital through additional equity and/or debt financings and/or collaborative development agreements to fund its operations. However, such funding may not be available on a timely basis on terms acceptable to the Company, or at all. If the Company is unable to raise additional capital when required or on acceptable terms, the Company may be required to scale back or discontinue the advancement of product candidates, reduce headcount, reorganize, merge with another entity, or cease operations.